Personnel	12 Months Ended
Dec. 31, 2021
Disclosure Of Employees [Abstract]
Personnel
5 Personnel

Accounting policy
Share based remuneration
The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant.
Non-market
based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

	Note	2021 £m	2020 £m	2019 £m
Staff costs
Wages and salaries		2,157	2,173	2,116
Social security costs		214	232	230
Pensions	6	133	125	120
Share based remuneration		45	25	32
Total staff costs		2,549	2,555	2,498
The Group provides a number of share based remuneration schemes to directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP) and the Retention Share Plan (RSP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the respective shares at the date of grant. Conditional shares granted under LTIP and RSP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK and the Netherlands. Further details are provided in the Remuneration Report on pages 100 to 121.

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS	At 31 December			Average during the year
	2021	2020	2019	2021	2020	2019
Business segment
Risk	10,000	9,700	9,100	9,800	9,600	9,000
Scientific, Technical & Medical	8,700	8,600	8,100	8,600	8,300	8,000
Legal	10,500	10,400	10,600	10,300	10,500	10,600
Exhibitions	3,500	3,700	4,600	3,600	4,200	4,400
Sub-total	32,700	32,400	32,400	32,300	32,600	32,000
Corporate/shared functions	800	800	800	800	800	800
Total	33,500	33,200	33,200	33,100	33,400	32,800
Geographical location
North America	14,000	14,200	14,100	13,900	14,200	14,000
Europe	9,300	9,500	9,500	9,400	9,600	9,400
Rest of world	10,200	9,500	9,600	9,800	9,600	9,400
Total	33,500	33,200	33,200	33,100	33,400	32,800
The number of UK full-time equivalents as at 31 December 2021 was 5,400 (2020: 5,400; 2019: 5,400) and the average during the year was 5,400 (2020: 5,400; 2019: 5,300).